Note 10 - Stockholders' Equity - Preferred Shares-10Q (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends, Preferred Stock	$ 4,272,000
Preferred Stock, Liquidation Preference, Value	40,312,000	$ 16,205,500	$ 0
Series C Convertible Voting Preferred Stock [Member]
Dividends, Preferred Stock	2,627,000	2,205,500
Preferred Stock, Liquidation Preference, Value	18,833,000	16,205,500	$ 0
Series D Convertible Voting Preferred Stock [Member]
Dividends, Preferred Stock	1,637,000
Preferred Stock, Liquidation Preference, Value	18,474,000	0
Series E Convertible Voting Preferred Stock [Member]
Dividends, Preferred Stock	8,000
Preferred Stock, Liquidation Preference, Value	$ 3,005,000	$ 0